Significant Accounting Policies - Summary of Credit Risk Rating Grades (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	€ 155,188	€ 154,156
Financial assets at amortised cost, class [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	141,128	139,275
Financial assets at amortised cost, class [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	178	169
Financial assets at amortised cost, class [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	44	51
Financial assets at amortised cost, class [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	93,234	92,836
Financial assets at amortised cost, class [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	178	169
Financial assets at amortised cost, class [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,324	2,657
Financial assets at amortised cost, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	40,624	39,298
Financial assets at amortised cost, class [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	4,850	4,341
Financial assets at amortised cost, class [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	53	93
Financial assets at amortised cost, class [member] | AAA [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	30,090	32,085
Financial assets at amortised cost, class [member] | AAA [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	8	9
Financial assets at amortised cost, class [member] | AAA [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	26,076	28,970
Financial assets at amortised cost, class [member] | AAA [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	8	9
Financial assets at amortised cost, class [member] | AAA [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	25	136
Financial assets at amortised cost, class [member] | AAA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,383	1,066
Financial assets at amortised cost, class [member] | AAA [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,607	1,913
Financial assets at amortised cost, class [member] | AA [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	14,752	13,565
Financial assets at amortised cost, class [member] | AA [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	13	19
Financial assets at amortised cost, class [member] | AA [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	10,195	9,869
Financial assets at amortised cost, class [member] | AA [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	13	19
Financial assets at amortised cost, class [member] | AA [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	120	129
Financial assets at amortised cost, class [member] | AA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	4,221	3,494
Financial assets at amortised cost, class [member] | AA [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	216	74
Financial assets at amortised cost, class [member] | A [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	30,405	29,309
Financial assets at amortised cost, class [member] | A [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	120	106
Financial assets at amortised cost, class [member] | A [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	24,916	23,615
Financial assets at amortised cost, class [member] | A [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	120	106
Financial assets at amortised cost, class [member] | A [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,986	2,178
Financial assets at amortised cost, class [member] | A [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3,301	3,369
Financial assets at amortised cost, class [member] | A [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	189	142
Financial assets at amortised cost, class [member] | A [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	13	6
Financial assets at amortised cost, class [member] | BBB [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	30,310	28,334
Financial assets at amortised cost, class [member] | BBB [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	37	35
Financial assets at amortised cost, class [member] | BBB [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	23	17
Financial assets at amortised cost, class [member] | BBB [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	28,524	26,310
Financial assets at amortised cost, class [member] | BBB [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	37	35
Financial assets at amortised cost, class [member] | BBB [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	193	213
Financial assets at amortised cost, class [member] | BBB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	519	695
Financial assets at amortised cost, class [member] | BBB [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,050	1,098
Financial assets at amortised cost, class [member] | BBB [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1	1
Financial assets at amortised cost, class [member] | BB [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,944	2,267
Financial assets at amortised cost, class [member] | BB [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	13	24
Financial assets at amortised cost, class [member] | BB [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,828	2,119
Financial assets at amortised cost, class [member] | BB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	59	78
Financial assets at amortised cost, class [member] | BB [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	44	46
Financial assets at amortised cost, class [member] | BB [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		0
Financial assets at amortised cost, class [member] | B [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	936	989
Financial assets at amortised cost, class [member] | B [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		7
Financial assets at amortised cost, class [member] | B [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	918	938
Financial assets at amortised cost, class [member] | B [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	18	45
Financial assets at amortised cost, class [member] | CCC or lower [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	762	1,018
Financial assets at amortised cost, class [member] | CCC or lower [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	8	3
Financial assets at amortised cost, class [member] | CCC or lower [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	754	1,015
Financial assets at amortised cost, class [member] | CCC or lower [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		1
Financial assets at amortised cost, class [member] | Grade Not Rated [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	31,930	31,707
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	24	2
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	31,141	30,596
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	744	1,068
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	€ 21	€ 41